Borrowings - Amendments to borrowings (Details) - Term loan	May 15, 2023	Apr. 02, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.66%
Major amendment to facility | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%
Major amendment to facility | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.75%